ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 -ORGANIZATION AND BUSINESS OPERATIONS

AlphaVest Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on January 14, 2022. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of September 30, 2024, the Company had not commenced any operations. All activity through September 30, 2024 relates to the Company’s formation and the initial public offering (“IPO”), which is described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on December 19, 2022. On December 22, 2022, the Company consummated the IPO of 6,000,000 units, (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 390,000 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in private placements to AlphaVest Holding LP (the “Sponsor”) that was closed simultaneously with the IPO.

Following the closing of the IPO on December 22, 2022, an amount of $61,200,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement (as defined in Note 4) was placed in the trust account. The funds held in the trust account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the trust account, as described below.

On December 29, 2022, EarlyBirdCapital, Inc. (“EBC”) fully exercised their over-allotment option, resulting in an additional 900,000 Units issued for an aggregate amount of $9,000,000. In connection with EBC’s full exercise of their over-allotment option, the Company also consummated the sale of an additional 40,500 Private Units at $10.00 per Private Unit, generating total proceeds of $405,000.

The Company will have until the last Extended Date, December 22, 2024 to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Extension

On December 21, 2023, the Company held a special meeting of shareholders, at which the Company’s shareholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation (the “Extension Amendment”) and (ii) an amendment (the “Trust Agreement Amendment”) to the Investment Management Trust Agreement, dated December 19, 2022, with Continental Stock Transfer & Trust Company. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from December 22, 2023 (the “Termination Date”) up to 10 times, with the first extension comprised of three months, and the subsequent 9 extensions comprised of one month each from the Termination Date, or extended date, as applicable, to December 22, 2024. In connection with the shareholders’ vote at the special meeting, an aggregate of 2,174,171 shares with redemption value of approximately $23,282,936 (approximately $10.71 per share) of the Company’s ordinary shares were tendered for redemption.

On December 21, 2023, the Company issued a promissory note to Alphavest Holding LP, one of the Sponsors, pursuant to which the Company could borrow an aggregate of $165,000 (the “Extension Note”) to cover expenses in connection with the extension of Business Combination Period. Principal of this Extension Note may be drawn down from time to time prior to the Maturity Date upon written request from the Company. On April 15, 2024, the Company amended and restated the Extension Note to increase the principal amount to $715,000 and extend the maturity date to the earlier of (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination. On October 25, 2024, the Company amended and restated the Extension Note with AlphaVest Holding LP to extend the maturity date to promptly after the date of the consummation of the business combination.

On May 2, 2024, the Company issued a promissory note to a potential target, pursuant to which the Company could borrow an aggregate of $440,000 (the “Extension Note 2”) to cover expenses in connection with the extension of Business Combination Period. Principal of this Extension Note 2 may be drawn down from time to time prior to the Maturity Date upon written request from the Company.

As of the date of this filing, an aggregate of $605,000 was deposited into trust account and trust escrow account to extend the business combination period to November 22, 2024.

Proposed Business Combination

On August 11, 2023, the Company (at and after the Merger Effective Date, “PubCo”) entered into a business combination agreement (the “Business Combination Agreement”) with AV Merger Sub, a Cayman Islands exempted company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Wanshun Technology Industrial Group Limited, a Cayman Islands exempted company (“Wanshun”).

On March 18, 2024, the Company delivered to Wanshun a Notice of Termination of Business Combination (the “Termination”), in which the Business Combination Agreement was terminated pursuant to Section 8.1(e) of the Business Combination Agreement. The termination of the Business Combination Agreement is effective as of March 18, 2024.

For additional information regarding the Transactions, the Business Combination Agreement, Notice of Termination of Business Combination and Wanshun, see the most recent Annual Report on Form 10-K and Current Reports on Form 8-K filed by the Company with the SEC on August 14, 2023, August 17, 2023 and March 25, 2024.

On May 2, 2024, the Company issued a promissory note to AMC (defined below) (the “Extension Note 2”), pursuant to which the Company could borrow an aggregate of $440,000 to cover expenses in connection with the extension of Business Combination Period. The Extension Note 2 bears no interest. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, AMC shall convert the unpaid principal balance under Extension Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Extension Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. As of September 30, 2024 and December 31, 2023, $330,000 and $0 were outstanding, respectively.

On May 2, 2024, the Company issued a promissory note to AMC (the “Promissory Note 2”), pursuant to which the Company could borrow up to an aggregate of $126,000. The Promissory Note 2 bears no interest. The entire unpaid principal balance of this Promissory Note 2 shall be payable on the earlier of: (i) December 12, 2024 or (ii) promptly after the date on which Maker consummates an initial business combination. Upon receiving due notification by the Company of the closing of a business combination, AMC shall convert the unpaid principal balance under Promissory Note 2 into a number of shares of non-transferable, non-redeemable, ordinary shares of the Company equal to: (x) the principal amount of this Promissory Note 2 being converted, divided by (y) the conversion price of Ten Dollars ($10.00), rounded up to the nearest whole number of shares, with such conversion to be effective immediately prior to the closing the such business combination. As of September 30, 2024 and December 31, 2023, $126,000 and $0 were outstanding, respectively.

On August 16, 2024, the Company entered into a business combination agreement (the “Merger Agreement”) with AV Merger Sub, wholly owned subsidiary of the Company (“Merger Sub”), and AMC Corporation, a Washington corporation (“AMC”). Upon the terms and subject to the conditions of the Merger Agreement, an in accordance with applicable law, Merger Sub will merge with AMC, with AMC surviving the merger as a wholly owned subsidiary of the Company.

Going Concern Consideration and Management Liquidity Plans

As of September 30, 2024, the Company had cash of $7,095 and working capital deficit of $1,276,719. Subsequent to the consummation of the IPO, the Company expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. The Company expects that it will need additional capital to satisfy its needs for paying these costs. Although certain of the Company’s initial shareholders or their affiliates may loan the Company funds, there’s no guarantee that the Company will receive such funds.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the Company will not have sufficient working capital to meet its needs through the earlier of the consummation of the initial Business Combination or one year from the issuance date of this financial statements. There is no assurance that the Company’s plan to consummate a business combination will be successful. If a Business Combination is not consummated by the relevant period, there will be a mandatory liquidation and subsequent dissolution. As a result, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued. The financial statement does not include any adjustments that might result from the outcome of the uncertainty.

On September 13, 2024, the Company received a written notice (the “Notice”) from the Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the Company was not in compliance with Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”), which requires the Company to have at least 400 total holders for continued listing on The Nasdaq Global Market. An indicator will be displayed with quotation information related to the Company’s securities on listingcenter.nasdaq.com and may be displayed by other third-party providers of market data information, however, the Notice does not impact the listing of the Company’s securities on The Nasdaq Global Market at this time. The Notice states that the Company has 45 calendar days, or until October 28, 2024, to submit a plan (the “Company’s Plan”) to regain compliance with the Minimum Public Holders Rule. If the Company is unable to regain compliance by that date, the Company intends to submit a plan to regain compliance with the Minimum Public Holders Rule within the required timeframe. If Nasdaq accepts the Company’s Plan, Nasdaq may grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance with the Minimum Public Holders Rule. If Nasdaq does not accept the Company’s Plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel. However, there can be no assurance that such an appeal would be successful. The Company, by filing this Current Report Form 8-K, discloses its receipt of the Notice in accordance with Nasdaq Listing Rule 5810(b). The Company intends to monitor its total holders between now and October 28, 2024, and may, if appropriate, evaluate available options to resolve the deficiency under the Minimum Public Holders Rule and regain compliance with the Minimum Public Holders Rule. Additionally, the Company may consider applying to transfer the listing of its securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). However, there can be no assurance that the Company will be able to regain or maintain compliance with Nasdaq listing criteria. The Company submitted the Company’s Plan on October 28, 2024 to transfer the listing of our Ordinary Shares, Units and Rights from the Nasdaq Global Market to the Nasdaq Capital Market.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1 —ORGANIZATION AND BUSINESS OPERATIONS

AlphaVest Acquisition Corp (the “Company”) was incorporated in the Cayman Islands on January 14, 2022. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity through December 31, 2023 relates to the Company’s formation and the initial public offering (“IPO”), which is described below, and subsequent to the IPO, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the IPO. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s IPO (the “Registration Statement”) was declared effective on December 19, 2022. On December 22, 2022, the Company consummated the IPO of 6,000,000 units, (“Units” and, with respect to the ordinary shares included in the Units being offered, the “Public Shares”), generating gross proceeds of $60,000,000, which is described in Note 3, and the sale of 390,000 Units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in private placements to AlphaVest Holding LP (the “Sponsor”) that was closed simultaneously with the IPO.

Following the closing of the IPO on December 22, 2022, an amount of $61,200,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the IPO and the Private Placement (as defined in Note 4) was placed in the trust account. The funds held in the trust account may be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the trust account, as described below.

On December 29, 2022, EarlyBirdCapital, Inc. (“EBC”) fully exercised their over-allotment option, resulting in an additional 900,000 Units issued for an aggregate amount of $9,000,000. In connection with EBC’s full exercise of their over-allotment option, the Company also consummated the sale of an additional 40,500 Private Units at $10.00 per Private Unit, generating total proceeds of $405,000.

As of December 31, 2023, transaction costs related to the issuances described above amounted to $3,734,629 consisting of $1,725,000 of underwriting fees, $629,929 of other offering costs, and $1,425,000 to trust account. These costs were charged to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted upon completion of the IPO.

The Company will have until the last Extended Date, December 22, 2024 to consummate a Business Combination (the “Combination Period”). However, if the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

Extension

On December 21, 2023, the Company held a special meeting of shareholders, at which the Company’s shareholders approved (i) an amendment to the Company’s amended and restated certificate of incorporation (the “Extension Amendment”) and (ii) an amendment (the “Trust Agreement Amendment”) to the Investment Management Trust Agreement, dated December 19, 2022, with Continental Stock Transfer & Trust Company. Pursuant to the Trust Agreement Amendment, the Company has extended the date by which it has to complete a business combination from December 22, 2023 (the “Termination Date”) up to 10 times, with the first extension comprised of three months, and the subsequent 9 extensions comprised of one month each from the Termination Date, or extended date, as applicable, to December 22, 2024. In connection with the shareholders’ vote at the special meeting, an aggregate of 2,174,171 shares with redemption value of approximately $23,282,936 (approximately $10.71 per share) of the Company’s ordinary shares were tendered for redemption.

On December 21, 2023, the Company issued a promissory note to Alphavest Holding LP, one of the Sponsors, pursuant to which the Company could borrow an aggregate of $165,000 (the “Extension Note”) to cover expenses in connection with the extension of Business Combination Period. Principal of this Extension Note may be drawn down from time to time prior to the Maturity Date upon written request from the Company. As of December 31, 2023, $165,000 was outstanding respectively.

On December 26, 2023, AlphaVest Holding LP, one of our Sponsor, deposited $165,000 into the trust account to extend the Business Combination Period from December 22, 2023 to March 22, 2024.

On March 21, 2024, the Sponsor deposited $55,000 into the trust account to extend the Business Combination Period from March 22, 2024 to April 22, 2024. Accordingly, the Company now has until April 22, 2024 to complete its Business Combination.

On April 15, 2024, the Company amended and restated the Extension Note with AlphaVest Holding LP to increase the principal amount to $715,000 and extend the maturity date to the earlier of : (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination.

Proposed Business Combination

On August 11, 2023, the Company (at and after the Merger Effective Date, “PubCo”) entered into a business combination agreement (the “Business Combination Agreement”) with AV Merger Sub, a Cayman Islands exempted company and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Wanshun Technology Industrial Group Limited, a Cayman Islands exempted company (“Wanshun”).

Pursuant to the terms of the Business Combination Agreement, a business combination between the Company and Wanshun will be effected through the merger of Merger Sub with and into Wanshun, with Wanshun surviving the merger as a wholly owned subsidiary of the Company (the “Merger,” and together with the transactions contemplated by the Business Combination Agreement and the other agreements contemplated thereby, the “Transactions”).

On the Merger Effective Date (as defined in the Business Combination Agreement), by virtue of the Merger and without any action on the part of Wanshun or any shareholders of Wanshun (“Wanshun Shareholders”), (i) every issued and outstanding common stock of Wanshun (each, a “Company Common Stock”), other than Dissenting Company Shares (as defined in the Business Combination Agreement) and treasury shares owned by Wanshun, shall be exchanged into such number of common stocks of PubCo (“PubCo Ordinary Shares”) equal to $300,000,000 (less any amounts properly owned to holders of dissenting Company Ordinary Shares) divided by $10.00 and divided by the number of Company Ordinary Shares issued and outstanding as of immediately prior to the Merger Effective Date; (ii) if there are any issued shares of Wanshun owned by Wanshun as treasury shares, such shares shall be canceled and extinguished without any conversion thereof or payment therefor; (iii) all common stocks of Merger Sub issued and outstanding immediately prior to the Merger Effective Date shall be converted into an equal number of Company Ordinary Shares, as the surviving company after the Merger.

At the Closing (as defined in the Business Combination Agreement), 400,000,000 additional PubCo Ordinary Shares (the “Escrowed Earnout Shares”) will be issued to the Wanshun Shareholders and placed in an escrow account with Continental Stock Transfer & Trust Company (“Continental”), for the benefit of such Wanshun Shareholders, pursuant to an escrow agreement among PubCo, Continental and Mr. Zhou Zhengqing, as the representative of the Wanshun Shareholders. Each Wanshun Shareholder (other than dissenting Wanshun shareholders) shall be shown as the registered owner of its pro rata portion (the “Pro Rata Portion”) of the Escrowed Earnout Shares on the books and records of PubCo and shall be entitled to exercise voting rights and all share rights with respect to such Escrowed Earnout Shares. The Wanshun Shareholders shall each be entitled to receive their Pro Rata Portion of the Escrowed Earnout Shares as follows: (a) in the event Wanshun’s revenue (reported on the top line of Wanshun’s profit and loss statement) (i) for the period from January 1, 2023 to September 30, 2023 reflected in Wanshun’s audited consolidated financial statements for the fiscal year ending September 30, 2023 and (ii) for the period from October 1, 2023 to December 31, 2023 reflected in Wanshun’s reviewed consolidated financial statements is, in the aggregate, equal to or greater than RMB 4,500,000,000 (the “Revenue Target”), the Escrowed Earnout Shares will be released from the Earnout Escrow Account to the Wanshun Shareholders on the later of January 31, 2024 and the Closing Date (as defined in the Business Combination Agreement) (the “Earnout Release Date”), and (b) if during the period from the date of the Business Combination Agreement until the earlier termination of the Business Combination Agreement or the Closing Date (the “Interim Period”), Wanshun obtains transaction financing in the aggregate amount of at least $215,000,000, in the form of firm written commitments from investors recognized and accepted by the Company or in the form of no less than $107,500,000 good faith deposit made by investors for a private placement of equity, debt or other alternative financing to the Company, each Wanshun Shareholder (other than holders of Dissenting Company Shares) shall be entitled to receive its Pro Rata Portion of the Earnout Shares on the Closing Date, regardless of whether the Revenue Target is achieved.

On March 18, 2024, the Company delivered to Wanshun a Notice of Termination of Business Combination (the “Termination”), in which the Business Combination Agreement was terminated pursuant to Section 8.1(e) of the Business Combination Agreement. The termination of the Business Combination Agreement is effective as of March 18, 2024.

As a result of the termination of the Business Combination Agreement, the Business Combination Agreement is void and there is no liability under the Business Combination Agreement on the part of any party thereto, except as set forth in the Termination, and each of the transaction agreements entered into in connection with the Business Combination Agreement, including, but not limited to, the Sponsor Support Agreement, dated as of August 11, 2023, by and among the Company, Wanshun, AlphaVest Holding LP (“Sponsor”), and the insiders thereto, and the Shareholder Support Agreement, dated as of August 11, 2023, by and among the Company, Wanshun, and certain shareholders of Wanshun. Pursuant to Section 8.2(b) of the Business Combination Agreement, Wanshun shall remit a termination fee to Sponsor as soon as reasonably practicable.

For additional information regarding the Transactions, the Business Combination Agreement, Notice of Termination of Business Combination and Wanshun, see the Current Reports on Form 8-K filed by the Company with the SEC on August 14, 2023, August 17, 2023 and March 25, 2024.

Going Concern Consideration and Management Liquidity Plans

As of December 31, 2023, the Company had cash of $28,560 and working capital deficit of $(324,822). Subsequent to the consummation of the IPO, the Company expects to continue to incur significant professional costs to remain as a publicly traded company and to incur significant transaction costs in pursuit of the consummation of a Business Combination. The Company expects that it will need additional capital to satisfy its needs for paying these costs. Although certain of the Company’s initial shareholders or their affiliates may loan the Company funds, there’s no guarantee that the Company will receive such funds.

In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the Company will not have sufficient working capital to meet its needs through the earlier of the consummation of the initial Business Combination or one year from the issuance date of this financial statements. There is no assurance that the Company’s plan to consummate a business combination will be successful. If a Business Combination is not consummated by the relevant period, there will be a mandatory liquidation and subsequent dissolution. As a result, there is substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or are available to be issued. The financial statement does not include any adjustments that might result from the outcome of the uncertainty.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.